SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,976,530	$ 1,931,839
Less: accumulated depreciation	(1,934,167)	(1,912,148)
Property and equipment, net	42,363	19,691
Tools, Dies and Molds [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,499,535	1,499,535
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	323,675	323,675
Support Equipment and Facilities [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	93,049	93,049
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,605	5,605
Housing and Welfare [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,312	4,312
Furniture And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,013	4,013
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,650	1,650
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 44,691